ORGANIZATION AND BASIS OF PRESENTATION (Details)	Dec. 31, 2013 1Verge Internet	Dec. 31, 2013 Jet Brilliant	Dec. 31, 2013 Jet Brilliant Beijing	Dec. 31, 2013 Youku Xi'an	Dec. 31, 2013 Trade Lead	Dec. 31, 2013 Tudou	Dec. 31, 2013 StarCloud	Dec. 31, 2013 Reshuffle Technology	Dec. 31, 2013 Chuanxian	Mar. 11, 2012 Tudou
ORGANIZATION AND BASIS OF PRESENTATION
Stock-for-stock transaction percentage										100.00%
Percentage of Ownership	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%